Fair Value Measurements - Fair Value Measurement Impaired Loans and Real Estate Held For Sale (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impaired Loans	$ 1,513,726	$ 1,536,006	$ 1,049,673
Real estate held for resale	517,422	517,422	562,722
Total Fair Value Measurement	2,031,148	2,053,428	1,612,395
Fair Value Measurments Level 1
Impaired Loans
Real estate held for resale
Total Fair Value Measurement
Fair Value Measurements Level 2
Impaired Loans
Real estate held for resale	517,422	517,422	562,722
Total Fair Value Measurement	514,722	517,422	562,722
Fair Value Measurement Level 3
Impaired Loans	1,513,726	1,536,006	1,049,673
Real estate held for resale
Total Fair Value Measurement	$ 1,513,726	$ 1,536,006	$ 1,049,673